United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: 11/30/13

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2013
Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2012 through November 30, 2013. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Global Allocation Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended November 30, 2013, was 17.73%, 16.82%, 16.89%,17.29% and 18.07% for the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares, respectively. The total return of the Fund's Blended Index1 was 12.35%, and the total return of the Morningstar World Allocation Funds Average (MWAFA),2 a peer group average for the Fund, was 10.94% for the same period. The Fund's Blended Index is composed of 60% of the return of the MSCI All Country World Index and 40% of the return of the Barclays Global Aggregate Index.3 The Fund's and MWAFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
The following discussion will focus on the performance of the Fund's Institutional Shares. During the reporting period, the Fund's Institutional Shares outperformed the Blended Index and the MWAFA.
MARKET OVERVIEW
Equities
Equity markets enjoyed strong returns for the 12-month reporting period ended November 30, 2013. In response to continued central bank stimulus, solid earnings and a general reduction in perceived tail-risk, global equities, as measured by the MSCI All Country World Index4 returned 23.45%.
The U.S. equity market was among the world's strongest, with the MSCI USA Index5 up 29.52%. Despite signaling a desire to start to taper quantitative easing, the Federal Reserve (the Fed) maintained the current pace of purchases in the face of mixed economic data. Washington once again provided economic uncertainty, first with the “fiscal cliff” (automatic spending cuts that were slated to begin at the onset of 2013) negotiations at the beginning of the year and then with the government shutdown and debt ceiling debate in September. Despite the political environment, the U.S. labor market improved over the last few months of the reporting period, with non-farm payrolls gaining about 200,000 jobs on average. Earnings showed steady, if unspectacular, growth throughout the year, as companies continue to find efficiencies in a relatively modest revenue environment. Nonetheless, equity multiples expanded, as the outlook for future growth improved.
Annual Shareholder Report

International developed markets also enjoyed solid returns, with the MSCI World ex USA Index6 up 22.83% for the period. Japan was a particular standout, with the MSCI Japan7 up 32.84%, as equity markets rallied as Gross Domestic Product growth and inflation expectations benefited from Prime Minister Abe's “Three Arrows” platform. Europe also saw solid returns, especially in the later part of the reporting period, in response to early signs of economic recovery.
Emerging markets were the laggard during the fiscal year, with the MSCI Emerging Markets Index8 up only 3.66%. The underperformance was driven by decelerating growth and concerns that the potential tapering of the Fed's quantitative easing program could negatively impact emerging market economies. Within the group, select European emerging markets such as Greece and Poland produced the best returns. China also outperformed the group, with the MSCI China9 up 12.49%. Latin American countries, however, saw some of the worst returns, with Brazil, Chile, Columbia, and Peru all positing negative equity returns for the reporting period.
On the currency front, the U.S. dollar gained 24.20% against the yen but fell 4.43% against the euro and 2.16% against the pound sterling.
Fixed Income
It was a tough year for the bond market, as fixed income investors faced stronger economic statistics and the Fed tapering rumors. But the Fed, surprised by the violent reaction in the bond market, later backed off tapering plans. This still remained on the minds of bond investors as of the end of the reporting period. Spread bonds did incredibly well over the past 12 months, with the lone exception being emerging market bonds (the lower the credit quality, the better the performance over comparable maturity U.S. Treasury securities). Treasury market yields rose significantly for all maturity points from five years to 30 years over the past year, thus causing the yield curve to steepen. Intermediate-term maturity yields rose 75-110 basis points over the reporting period while the long maturities rose 100-115 basis points. The five-year Treasury yield rose 0.74% over the 12 months and finished the reporting period at 1.37% while the 30-year Treasury yield rose 1.02% over the 12 months to finish at 3.81%.
Annual Shareholder Report

Fund Performance
For the year ended November 30, 2013, main contributors to Fund performance included the stock vs. bond allocation, the country selection strategy and the domestic industry group strategy. Throughout the period, the Fund employed a sizeable overweight to equities, and thus benefited from the equity market rally. Within the country selection strategy, the Fund had strong country selection in Europe, as well as Japan and Canada.10 The country selection strategy achieved its country exposures through the use of equity index futures. During the reporting period, these futures positions, on balance, contributed positively to the Fund's overall performance. The domestic industry group strategy benefited from both stock selection and industry group weightings over the period. In particular, stock selection in Capital Goods, stock selection and group weighting in Insurance and stock selection in Health Care Equipment & Services boosted returns.
The domestic bond portion of the Fund also added to relative performance during the 12-month reporting period. Sector management was the largest contributor to performance, followed by duration and yield curve management.11 The portfolio was heavily overweighted in spread sectors such as high-yield12 bonds, trade-finance, emerging markets, and commercial mortgage-backed securities that appreciated considerably compared to Treasuries throughout the 12-month period on stronger economic statistics, and these sectors also produced a very healthy yield for the portfolio. Duration management also helped as the Fund had a relatively shorter duration in a period of rising interest rates. Yield curve management also added value to the portfolio, as the portfolio was positioned for a steepening in interest rates by having a more bulleted yield curve stance, thereby avoiding the longer term parts of the yield curve that deteriorated the most over the past 12 months. Domestic security selection was a slight detractor to performance. The use of derivatives added to portfolio total return.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Blended Index.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the MWAFA.
3	The Fund's broad-based security market indexes are the S&P 500 Index and the Barclays U.S. Aggregate Bond Index, which had total returns of 30.30% and -1.61%, respectively. Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index.
4	The MSCI All Country World Index captures large- and mid-cap representation across 23 developed markets countries and 21 emerging markets countries. With 2,436 constituents, the index covers approximately 85% of the global investable equity opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
5	The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

6	The MSCI World ex USA Index captures large- and mid-cap representation across 22 of 23 developed markets countries, excluding the United States. With 1,002 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.
7	The MSCI Japan Index is designed to measure the performance of the large- and mid-cap segments of the Japanese market. With 320 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in Japan. The index is unmanaged, and it is not possible to invest directly in an index.
8	The MSCI Emerging Markets Index captures large- and mid-cap representation across 21 Emerging Markets (EM) countries. With 824 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index is unmanaged, and it is not possible to invest directly in an index.
9	The MSCI China Index captures large- and mid-cap representation across China H shares, B shares, Red chips and P chips. With 138 constituents, the index covers about 85% of the Chinese equity universe. The index is unmanaged, and it is not possible to invest directly in an index.
10	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
11	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
12	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default. Small company stocks may be less liquid and subject to greater price volatility than large company stocks.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Global Allocation Fund from November 30, 2003 to November 30, 2013, compared to a blend of indexes comprised of 60% of the MSCI All Country World Index (MSCI ACWI)2 and 40% of the Barclays Global Aggregate Index (BGA)2 (the “Blended Index”),2 the Standard and Poor's 500 Index (S&P 500),3 the Barclays Aggregate Bond Index (BAB)4 and the Morningstar World Allocation Funds Average (MWAFA).5
Average Annual Total Returns for the Period Ended 11/30/2013
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	11.24%	10.63%	5.62%
Class B Shares	11.32%	10.70%	5.55%
Class C Shares	15.89%	11.00%	5.40%
Class R Shares	17.29%	11.38%	5.76%
Institutional Shares	18.07%	12.13%	6.21%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–class A SHARES
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

Growth of a $10,000 Investment–class B shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment–class c shares
Growth of $10,000 as of November 30, 2013
■	Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.
Growth of a $10,000 Investment–class r shares
Growth of $10,000 as of November 30, 2013
Annual Shareholder Report

Growth of a $10,000 Investment–institutional shares6
Growth of $10,000 as of November 30, 2013
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date; for Class C Shares, the maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The Blended Index, S&P 500, BAB and MWAFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The Blended Index is a custom blended index comprised of 60% of the MSCI ACWI and 40% of the BGA. The MSCI ACWI captures large- and mid-cap representation across 23 developed markets countries and 21 emerging markets countries. With 2,436 constituents, the index covers approximately 85% of the global investable equity opportunity set. The BGA is a measure of global investment grade debt from twenty-three different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers. The indexes are not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
4	The BAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

5	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
6	The Fund's Institutional Shares commenced operation on June 12, 2009. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class R Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. The performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, the performance information shown below has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	27.0%
International Equity Securities	26.7%
Corporate Debt Securities	9.0%
Foreign Debt Securities	7.1%
U.S. Treasury and Agency Securities	2.9%
Trade Finance Agreements	1.1%
Commercial Mortgage-Backed Securities	0.1%
Mortgage-Backed Securities[3]	0.1%
Asset-Backed Securities[4]	0.0%
Floating Rate Loan[4]	0.0%
Municipal Securities[4]	0.0%
Derivative Contracts[5]	1.2%
Cash Equivalents[6]	24.6%
Other Assets and Liabilities—Net[7]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At November 30, 2013, the Fund's sector composition8 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	22.2%
Consumer Discretionary	18.3%
Industrials	10.9%
Information Technology	10.9%
Health Care	9.4%
Energy	9.2%
Consumer Staples	8.8%
Materials	4.0%
Utilities	3.7%
Telecommunication Services	2.6%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

Portfolio of Investments
November 30, 2013
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—46.3%
		Consumer Discretionary—8.5%
10,600	[1]	AMC Networks, Inc.	$680,414
7,600		American Eagle Outfitters, Inc.	123,652
6,200		Bridgestone Corp.	226,995
6,800		CBS Corp., Class B	398,208
38,100		Comcast Corp., Class A	1,900,047
7,484		Compagnie Financiere Richemont SA	760,413
3,566		Continental AG	744,586
25,000		Daihatsu Motor Co. Ltd.	457,408
7,234		Daimler AG	599,471
15,457		Delphi Automotive PLC	905,007
6,679		Dollarama, Inc.	538,923
11,017		Electrolux AB, Class B	268,197
11,432		Flight Centre Travel Group Ltd.	507,112
60,800		Ford Motor Co.	1,038,464
36,100		Fuji Heavy Industries	1,019,294
1,200		Gap (The), Inc.	49,164
33,400		Goodyear Tire & Rubber Co.	743,484
26,700		Home Depot, Inc.	2,153,889
198,173		ITV PLC	616,302
43,000		Isuzu Motors Ltd.	274,562
500		Johnson Controls, Inc.	25,255
2,273		Kabel Deutschland Holding AG	296,436
11,800	[1]	Lamar Advertising Co.	589,056
5,628	[1]	Liberty Media Corp.	863,673
2	[1]	Liberty Ventures, Series A	243
9,948		Luxottica Group S.p.A	526,790
2,400		Macy's, Inc.	127,824
7,273		Magna International, Inc.	589,592
15,000	[1]	Mazda Motor Corp.	68,977
11,201	[1]	Michael Kors Holdings Ltd.	913,442
5,300	[1]	Mohawk Industries, Inc.	742,106
700	[1]	NVR, Inc.	678,986
6,619		Next PLC	595,327
14,976		Persimmon PLC	284,348
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
4,500		PetSmart, Inc.	$333,495
1,140		ProSieben Sat.1 Media AG	51,285
46,070		Reed Elsevier PLC	666,601
10,300		Regal Entertainment Group	200,644
8,700		Ross Stores, Inc.	665,202
15,000		Sekisui House Ltd.	206,932
16,000		Sumitomo Rubber Industries, Ltd.	225,882
1,198		Swatch Group AG, Class B	785,054
36,700		TJX Cos., Inc.	2,307,696
25,700		Target Corp.	1,643,001
5,492	[1]	Tesla Motors, Inc.	699,022
36		Thor Industries, Inc.	1,947
5,483		Time Warner Cable, Inc.	757,860
9,500		Time Warner, Inc.	624,245
3,900		Toyoda Gosei Co., Ltd.	95,877
5,300		Toyota Motor Corp.	330,134
93,632		Tui Travel PLC	562,913
5,748		Twenty-First Century Fox, Inc.	192,500
39,470		USS Co. Ltd.	542,195
11,600		Viacom, Inc., Class B - New	929,972
1,263		Volkswagen AG	328,830
22,000		Walt Disney Co.	1,551,880
1,600		Whirlpool Corp.	244,416
10,614		Whitbread PLC	619,695
22,700		Wynn Macau Ltd.	86,962
		TOTAL	34,961,887
		Consumer Staples—4.1%
33,000		Altria Group, Inc.	1,220,340
38,900		CVS Corp.	2,604,744
19,200		Dean Foods Co.	345,216
22,843		Hillshire Brands Co.	763,413
2,480		Ingredion, Inc.	171,517
46,400		Japan Tobacco, Inc.	1,567,430
34,286		Koninklijke Ahold NV	624,139
17,184		Kraft Foods Group, Inc.	912,814
54,159		Mondelez International, Inc.	1,815,951
5,116		Nestle SA	373,633
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
31,000		Nippon Meat Packers	$500,600
5,715		PepsiCo, Inc.	482,689
13,450		Philip Morris International, Inc.	1,150,513
89,313		Sainsbury (J) PLC	595,568
9,396		The Coca-Cola Co.	377,625
20,400		Tyson Foods, Inc., Class A	646,476
16,200		Walgreen Co.	959,040
19,100		Whole Foods Market, Inc.	1,081,060
131,786		William Morrison Supermarkets	572,703
		TOTAL	16,765,471
		Energy—4.3%
1,697		Aker Solutions ASA	30,114
31,318		Amec PLC	580,278
14,100		Anadarko Petroleum Corp.	1,252,362
72,610		BG Group PLC	1,483,818
81,723		BP PLC	644,744
8,200		Cabot Oil & Gas Corp., Class A	282,490
5,872		Caltex Australia	101,912
10,600		Chevron Corp.	1,297,864
10,688		ConocoPhillips	778,086
105		Delek Group Ltd.	39,723
3,100	[1]	Dril-Quip, Inc.	336,536
719		ENI S.p.A	17,298
5,200		EOG Resources, Inc.	858,000
19,300		Exxon Mobil Corp.	1,804,164
1,747		Fugro NV	106,241
21,400		Halliburton Co.	1,127,352
12,000		Husky Energy, Inc.	338,838
4,500		Idemitsu Kosan Co. Ltd.	404,198
11,100		Marathon Oil Corp.	400,044
2,503		Marathon Petroleum Corp.	207,098
538		OMV AG	26,348
13,480		Occidental Petroleum Corp.	1,280,061
3,300		Oceaneering International, Inc.	254,727
9,006		PBF Energy, Inc.	259,823
7,295		Phillips 66	507,805
26,206		Royal Dutch Shell PLC, Class B	919,862
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
6,400		Schlumberger Ltd.	$565,888
483		SeaDrill Ltd.	20,561
23,300		Showa Shell Sekiyu K.K.	258,876
21,000		Suncor Energy, Inc.	720,102
477		Tenaris SA	10,731
51,000		TonenGeneral Sekiyu KK	492,946
2,868		Total SA	173,750
		TOTAL	17,582,640
		Financials—10.3%
6,123		AGEAS	258,277
21,919		AXA	574,249
84,721		Aberdeen Asset Management PLC	682,679
9,300		Aflac, Inc.	617,241
4,084		Allianz SE	709,326
30,300		Allstate Corp.	1,644,381
5,500		American Express Co.	471,900
3,735		American Tower Corp.	290,471
8,000		Ameriprise Financial, Inc.	866,000
33,000		Aozora Bank Ltd.	95,045
13,675		Aspen Insurance Holdings Ltd.	552,744
12,834		Australia & New Zealand Banking Group, Melbourne	372,988
11,400		Axis Capital Holdings Ltd.	560,082
4,371		BNP Paribas SA	328,075
163,000		BOC Hong Kong (Holdings) Ltd.	551,908
3,275		Banco Bilbao Vizcaya Argentaria SA	39,125
91,022		Banco Santander, SA	809,064
805		Bank Hapoalim Ltd.	4,487
51,553	[1]	Bank Leumi Le-Israel	209,665
22,800		Bank of America Corp.	360,696
1,415		Bank of Nova Scotia	86,877
42,000		Bank of Yokohama Ltd.	230,042
5,289	[1]	Berkshire Hathaway, Inc., Class B	616,327
12,400		CBOE Holdings, Inc.	648,272
4,767		CNP Assurances	91,085
8,000		Canadian Imperial Bank of Commerce	686,112
12,000		Capitacommercial Trust	14,199
20,500		Citigroup, Inc.	1,084,860
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
3,569		Credit Agricole SA	$44,752
35,325		Credit Suisse Group AG	1,051,430
1,000		DBS Group Holdings Ltd.	13,689
26,800		DCT Industrial Trust, Inc.	199,928
21,461		DDR Corp.	343,161
1,000		Daito Trust Construction Co.	94,899
28,000		Daiwa Securities Group, Inc.	272,004
6,253		Deutsche Bank AG	301,477
25,700		Discover Financial Services	1,369,810
42,900	[1]	E*Trade Financial Corp.	768,768
2,398		Erste Group Bank AG	84,407
9,200		Extra Space Storage, Inc.	385,664
89,000		Fukuoka Financial Group, Inc.	398,838
1,300		Great-West Lifeco, Inc.	40,024
106,330		HSBC Holdings PLC	1,187,060
22,087		HSBC Holdings PLC	246,521
6,112		Hannover Rueck SE	508,900
31,708		Hargreaves Lansdown PLC	629,024
46,026	[1]	ING Groep N.V.	597,627
16,660		ING US, Inc.	582,100
1,738		Industrivarden AB, Class A	33,959
93,036		Insurance Australia Group Ltd.	512,801
2,277		Invesco Ltd.	79,353
19,400		Investor AB, Class B	634,135
4,740		J.P. Morgan Chase & Co.	271,223
110		Japan Retail Fund Investment Corp.	216,939
11,100		Kite Realty Group Trust	72,705
181,837		Legal & General Group PLC	636,633
3,484		Lend Lease Corp. Ltd.	35,074
74,734		Link REIT	365,830
9,033		Macquarie Group Ltd.	445,875
700		Manulife Financial Corp.	13,498
7,900		MetLife, Inc.	412,301
129,400		Mizuho Financial Group, Inc.	271,623
8,918		Muenchener Rueckversicherungs-Gesellschaft AG - REG	1,950,532
600		National Bank of Canada, Montreal	52,232
102,975		Natixis	568,519
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
3,000		Oversea-Chinese Banking Corp. Ltd.	$24,955
2,045		Partners Group Holding AG	509,191
9,005		Pebblebrook Hotel Trust	273,122
4,200		Plum Creek Timber Co., Inc.	183,708
4,433		Pohjola Bank PLC- Class A	83,709
4,000		ProLogis, Inc.	151,720
1,300		Public Storage	198,510
402		Raiffeisen Bank International AG	14,805
4,503		Reinsurance Group of America, Inc.	337,635
7,800		RenaissanceRe Holdings Ltd.	738,660
14,000		Royal Bank of Canada, Montreal	928,500
6,700		SEI Investments Co.	224,986
2,800		SL Green Realty Corp.	253,316
17,000		SLM Holding Corp.	453,050
7,175		Sampo Oyj, Class A	334,525
13,263		Schroders PLC	535,341
36,600		Schwab (Charles) Corp.	895,968
1,284		Scor Regroupe	44,925
1,300		Simon Property Group, Inc.	194,805
34,000		Sino Land Co.	46,487
38,227		Standard Life PLC	219,871
30,600	[1]	Strategic Hotels & Resorts, Inc.	273,258
12,700		Sumitomo Mitsui Financial Group, Inc.	628,645
7,000		Sumitomo Mitsui Trust Holdings, Inc.	34,376
5,564		Suncorp Group Ltd.	66,861
19,500		Sunstone Hotel Investors, Inc.	254,865
32,680		The Carlyle Group LP	1,062,100
2,000		Tokio Marine Holdings, Inc.	66,390
49,000		United Overseas Land Ltd.	242,453
18,547		Validus Holdings Ltd.	742,807
3,200		Ventas, Inc.	181,856
2,300		Vornado Realty Trust	202,239
11,800		Waddell & Reed Financial, Inc., Class A	752,014
45,800		Wells Fargo & Co.	2,016,116
		TOTAL	42,321,261
		Health Care—4.3%
10,000		Abbott Laboratories	381,900
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
5,312	[1]	Actelion Ltd.	$442,447
1,000		AmerisourceBergen Corp.	70,530
4,423		Amgen, Inc.	504,576
10,200		Astellas Pharma, Inc.	604,481
961		Bayer AG	128,202
5,800	[1]	Bio Rad Laboratories, Inc., Class A	711,196
10,281		CSL Ltd.	643,760
5,764		Celesio AG	184,797
7,444		Cochlear Ltd.	396,603
1,100		Coloplast, Class B	72,197
3,000	[1]	Community Health Systems, Inc.	123,750
12,879	[1]	Express Scripts Holding Co.	867,401
4,500	[1]	Forest Laboratories, Inc., Class A	230,895
558,800	[1]	Genomma Lab Internacional SA	1,648,771
22,100	[1]	Gilead Sciences, Inc.	1,653,301
1,406		Grifols SA	64,283
4,500	[1]	Health Management Association, Class A	58,905
16,700		Lilly (Eli) & Co.	838,674
46	[1]	Mallinckrodt PLC	2,390
8,400		Merck & Co., Inc.	418,572
1,964		Novartis AG - REG	155,244
2,075		Novo Nordisk A/S, Class B	371,652
799		Orion Oyj	21,047
96,622		Pfizer, Inc.	3,065,816
4,072		Ramsay Health Care Ltd.	143,717
1,800	[1]	Regeneron Pharmaceuticals, Inc.	528,948
4,722		Roche Holding AG-GENUSSCHEIN	1,316,398
112		Sanofi	11,844
30,300		Sanofi ADR	1,600,749
12,500		Takeda Pharmaceutical Co. Ltd.	607,152
1,100	[1]	Tenet Healthcare Corp.	47,465
		TOTAL	17,917,663
		Industrials—5.1%
55		3M Co.	7,343
3		A P Moller-Maersk A/S	30,431
1,582		ACS Actividades de Constuccion y Servicios, SA	51,107
11,802		Adecco SA	908,798
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
6,400	[1]	Aecom Technology Corp.	$185,984
830		Aggreko PLC	21,805
56,221		Aurizon Hldgs. Ltd.	239,198
12,200		Avery Dennison Corp.	596,580
84,909		BAE Systems PLC	593,997
9,000		Boeing Co.	1,208,250
82,000		Bombardier, Inc., Class B	369,042
9,019		Bouygues SA	340,124
2,000		CP Railway Ltd.	304,849
2,020		Canadian National Railway, Co.	227,295
200	[1]	Copart, Inc.	6,886
4,100		DSV, De Sammensluttede Vognmad AS	125,441
19,300		Danaher Corp.	1,443,640
5,764		Deutsche Lufthansa AG	125,169
16,523		Deutsche Post AG	584,282
1,700		Dover Corp.	154,258
37,497		Edenred	1,352,448
6,600		FedEx Corp.	915,420
26,335		Fortune Brands Home & Security, Inc.	1,148,206
2,400		General Dynamics Corp.	219,984
24,035		General Electric Co.	640,773
4,676		Graco, Inc.	361,127
31,087		Grupo Ferrovial, SA	588,287
1,700		Honeywell International, Inc.	150,467
1,168		Huntington Ingalls Industries, Inc.	96,045
6,200		IDEX Corp.	442,246
10,033		ITT Corp.	409,547
3,000		Ingersoll-Rand PLC	214,260
23,000		Itochu Corp.	290,124
608		Kone Corp. OYJ, Class B	55,877
30,464		Koninklijke Philips NV	1,090,297
4,800		LIXIL Group Corp.	124,235
4,600		Lennox International, Inc.	379,040
1,000		Lincoln Electric Holdings	71,480
3,000		Lockheed Martin Corp.	425,010
44,000		Marubeni Corp.	319,180
13,600		Masco Corp.	304,912
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
7,505		Nielsen Holdings N.V.	$323,916
7,600		Northrop Grumman Corp.	856,368
6,400		OshKosh Truck Corp.	312,000
9,568		Randstad Holdings N.V.	596,094
3,700		Raytheon Co.	328,116
1,779		Smith (A.O.) Corp.	96,333
3,440		Societe BIC SA	421,620
3,375		The ADT Corp.	136,890
9,700		Toro Co.	598,587
200		Union Pacific Corp.	32,408
		TOTAL	20,825,776
		Information Technology—5.0%
17,484		ARM Holdings PLC	291,329
625		ASML Holding N.V.	58,492
12,300		Activision Blizzard, Inc.	211,683
6,500	[1]	Alliance Data Systems Corp.	1,574,690
6,353		Apple, Inc.	3,532,713
58,200		Applied Materials, Inc.	1,006,860
16,800		Avnet, Inc.	670,320
46,893	[1]	Brocade Communications Systems, Inc.	412,190
29,500		Cisco Systems, Inc.	626,875
3,700		Computer Sciences Corp.	194,694
2,295	[1]	CoreLogic, Inc.	80,853
1,200		DST Systems, Inc.	105,960
17,500	[1]	eBay, Inc.	884,100
1,708	[1]	Electronic Arts, Inc.	37,883
1,548	[1]	Google, Inc.	1,640,245
7,100		Hewlett-Packard Co.	194,185
4,300		LSI Logic Corp.	34,701
1,200		Mastercard, Inc., Class A	912,972
2,000		Murata Manufacturing Co. Ltd.	172,028
8,700	[1]	Neustar, Inc, Class A	424,125
71,600	[1]	ON Semiconductor Corp.	507,644
5,800		Omron Corp.	238,682
18,920		Oracle Corp.	667,687
3,100		Otsuka Corp.	396,183
23,600		Qualcomm, Inc.	1,736,488
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
1,605		STMicroelectronics N.V.	$12,624
11,000	[1]	Salesforce.com, Inc.	572,990
3,380		Symantec Corp.	76,016
13,800	[1]	Tech Data Corp.	715,392
21,200		Texas Instruments, Inc.	911,600
5,900		United Internet AG	236,968
4,400	[1]	VMware, Inc., Class A	354,772
12,100	[1]	Verisign, Inc.	688,006
8,200		Western Digital Corp.	615,328
		TOTAL	20,797,278
		Materials—1.8%
26,175		Admiral Group PLC	532,542
2,800		Agrium, Inc.	252,055
17,000		Asahi Kasei Corp.	134,108
25,578		Boliden AB	374,343
34,820		CRH PLC	882,673
2,400		Cytec Industries, Inc.	214,752
1,140		EMS-Chemie Holdings AG	402,449
9,400		Eagle Materials, Inc.	733,200
121,775		Fortescue Metals Group Ltd.	630,157
8,900		JSR Corp.	163,619
7,210		LyondellBasell Industries NV, Class A	556,468
6,100		Nitto Denko Corp.	310,286
4,500		PPG Industries, Inc.	828,270
10,300		Packaging Corp. of America	630,978
3,900		Sherwin-Williams Co.	713,817
2,000		Westlake Chemical Corp.	225,160
453		Yara International ASA	19,749
		TOTAL	7,604,626
		Telecommunication Services—1.2%
13,420		Belgacom	398,714
375,095		HKT Trust and HKT Ltd.	329,003
3,500		KDDI Corp.	219,722
11,100		Nippon Telegraph and Telephone Corp.	557,032
48,565		Orange SA	634,355
53,000		PCCW Ltd.	22,902
148,000		StarHub Ltd.	501,175
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
32,217		Tele2 AB, Class B	$392,881
14,111		Telenor ASA	339,009
6,826		Telstra Corp. Ltd.	31,467
26,900		Verizon Communications	1,334,778
35,510		Vodafone Group PLC	131,823
		TOTAL	4,892,861
		Utilities—1.7%
37,800		AES Corp.	550,746
7,300		American Electric Power Co., Inc.	343,538
37,200		CMS Energy Corp.	987,288
16,702		Electricite De France	621,697
9,148		Enagas SA	240,660
26,663		GDF Suez	618,304
16,000		Hong Kong Electric Holdings Ltd.	130,020
2,100		MDU Resources Group, Inc.	62,307
16,609		NV Energy, Inc.	392,803
16,600		OGE Energy Corp.	571,372
1,600		Public Service Enterprises Group, Inc.	52,304
16,801		SSE PLC	364,923
8,300		Sempra Energy	734,052
8,148		Snam Rete Gas S.p.A	43,833
32,675		Suez Enviorment SA	561,521
119,849		Terna S.p.A	578,644
4,700		UGI Corp.	189,222
2,600		Vectren Corp.	90,168
		TOTAL	7,133,402
		TOTAL COMMON STOCKS (IDENTIFIED COST $152,887,818)	190,802,865
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.1%
		Agency Commercial Mortgage-Backed Security—0.1%
$400,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.742%, 11/25/2045 (IDENTIFIED COST $401,661)	367,776
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
820	[2]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	750
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	52,245
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $58,063)	52,995
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—1.9%
		Basic Industry - Chemicals—0.0%
$50,000		RPM International, Inc., 6.500%, 02/15/2018	$57,603
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,098
		TOTAL	74,701
		Basic Industry - Metals & Mining—0.1%
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	111,300
250,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	263,125
150,000		Barrick Gold Corp., Sr. Unsecd. Note, 4.100%, 05/01/2023	135,434
		TOTAL	509,859
		Basic Industry - Paper—0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	37,094
150,000	[1,4,5]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		TOTAL	37,094
		Capital Goods - Aerospace & Defense—0.0%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	53,351
		Capital Goods - Diversified Manufacturing—0.1%
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	117,035
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	80,325
		TOTAL	197,360
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	125,698
25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,474
		TOTAL	156,172
		Communications - Media & Cable—0.0%
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	23,497
		Communications - Media Noncable—0.0%
100,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	99,373
		Communications - Telecom Wirelines—0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	15,862
135,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.550%, 09/15/2043	154,099
		TOTAL	169,961
		Consumer Cyclical - Automotive—0.1%
2,300,000		BMW Finance N.V., Series EMTN, 3.500%, 07/17/2015	383,264
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	53,098
		TOTAL	436,362
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—0.1%
$100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	$100,070
148,299	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	163,888
		TOTAL	263,958
		Consumer Non-Cyclical - Food/Beverage—0.0%
90,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/01/2014	91,973
		Consumer Non-Cyclical - Health Care—0.0%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	24,534
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	32,039
60,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	59,194
		TOTAL	91,233
		Energy - Independent—0.0%
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	101,582
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	26,542
		TOTAL	128,124
		Energy - Integrated—0.0%
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	101,053
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	43,697
		TOTAL	144,750
		Energy - Oil Field Services—0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	58,727
		Energy - Refining—0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	32,561
		Financial Institution - Banking—0.1%
100,000	[2,3]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 09/29/2049	106,250
2,000		Citigroup, Inc., Sr. Unsecd. Note, 5.125%, 5/05/2014	2,040
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	61,681
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,650
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	55,956
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	46,556
223,103	[2,3,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	146,467
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	48,094
		TOTAL	472,694
		Financial Institution - Brokerage—0.1%
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	33,985
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	116,375
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Brokerage—continued
$30,000		Nuveen Investments, Sr. Unsecd. Note, 5.500%, 9/15/2015	$30,150
		TOTAL	180,510
		Financial Institution - Finance Noncaptive—0.4%
184,000		American Express Co., 2.650%, 12/02/2022	172,682
830,000		GE Capital European Funding, Company Guarantee, Series EMTN, 4.625%, 01/18/2016	1,448,211
30,000		General Electric Capital, Note, Series MTNA, 6.75%, 3/15/2032	37,271
		TOTAL	1,658,164
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	53,890
		Financial Institution - Insurance - Life—0.2%
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	14,875
750,000	[2]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	841,178
		TOTAL	856,053
		Financial Institution - Insurance - P&C—0.1%
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,607
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 03/15/2014	101,239
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	42,685
		TOTAL	198,531
		Financial Institution - REITs—0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	50,615
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	45,301
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	106,692
40,000		Liberty Property LP, 6.625%, 10/01/2017	46,271
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	98,242
		TOTAL	347,121
		Foreign-Local-Government—0.1%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	63,941
290,000		Queensland Treasury Corp., 4.000%, 06/21/2019	263,004
		TOTAL	326,945
		Municipal Services—0.1%
140,000	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	137,768
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Municipal Services—continued
$100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	$99,492
		TOTAL	237,260
		Technology—0.0%
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	122,759
		Transportation - Railroads—0.0%
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	54,474
		Transportation - Services—0.1%
75,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	87,240
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,104
		TOTAL	187,344
		Utility - Electric—0.1%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	75,061
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	50,433
39,281	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	41,898
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	57,892
75,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	75,170
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	48,513
		TOTAL	348,967
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,492,360)	7,638,302
		FOREIGN GOVERNMENTS/AGENCIES—4.0%
		Sovereign—4.0%
940,000		Bonos Y Oblig Del Estado, 3.250%, 4/30/2016	1,324,755
670,000		Bonos Y Oblig Del Estado, Bond, 3.150%, 01/31/2016	941,005
300,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.000%, 04/30/2020	424,606
880,000		Buoni Poliennali Del Tes, 2.750%, 12/01/2015	1,230,890
900,000		Buoni Poliennali Del Tes, 3.750%, 08/01/2016	1,292,397
900,000		Buoni Poliennali Del Tes, Bond, 4.250%, 2/01/2015	1,271,556
700,000		Canada, Government of, Bond, 4.000%, 06/01/2016	705,444
400,000		France, Government of, Bond, 3.500%, 04/25/2026	593,534
157,000,000		Japan, Government of, Series 105, 0.200%, 06/20/2017	1,536,132
183,000,000		Japan, Government of, Series 324, 0.100%, 01/15/2015	1,786,961
55,500,000		Japan, Government of, Series 327, 0.100%, 4/15/2015	541,960
88,000,000		Japan, Government of, Series 327, 0.800%, 12/20/2022	877,691
78,000,000		Japan, Government of, Series 85, 2.100%, 03/20/2026	879,575
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Sovereign—continued
$2,190,000	Kingdom of Denmark, 2.500%, 11/15/2016	$426,220
5,150,000	Mex Bonos Desarr Fix Rate, Series M, 6.500%, 6/10/2021	409,265
620,000	Singapore, Government of, Sr. Unsecd. Note, 2.500%, 06/01/2019	524,495
5,820,000	Sweden, Government of, Series 1050, 3.000%, 7/12/2016	931,486
410,000	United Kingdom, Government of, 1.750%, 09/07/2022	626,461
75,000	United Mexican States, 6.625%, 03/03/2015	80,250
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	34,695
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $16,934,019)	16,439,378
	MORTGAGE-BACKED SECURITIES—0.1%
4,084	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	4,732
3,088	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	3,662
8,299	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	9,324
5,695	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	6,408
2,284	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	2,560
4,174	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	4,636
16,362	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	17,381
63	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	64
3,320	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	3,544
6,865	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	7,763
4,840	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	5,425
16,888	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	19,090
16,902	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	17,981
18,133	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	19,291
11,473	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	12,722
20,963	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	22,913
22,829	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	24,257
1,747	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,152
775	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	911
6,728	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	7,909
44	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	45
13,225	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	14,966
Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$560	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	$620
46	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	55
18,591	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	20,595
7,559	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	8,373
8,312	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	9,131
17,944	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	19,520
14,148	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	16,730
7,911	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	9,393
17,243	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	19,963
28,117	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	32,479
793	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	913
3,009	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	3,597
3,632	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	4,177
425	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	508
331	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	381
7,174	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	8,475
6,317	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	7,272
1,109	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,307
8,491	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	10,041
6,909	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	8,085
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $350,472)	389,351
	MUNICIPAL—0.0%
	Illinois—0.0%
90,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	98,780
Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		U.S. TREASURY—2.9%
$1,833,570	[6]	U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	$1,895,550
2,570,000	6.7	United States Treasury Bill, 0.050%, 12/5/2013	2,569,997
2,345,000	6.7	United States Treasury Bill, 0.060%, 12/12/2013	2,344,986
2,160,000	6.7	United States Treasury Bill, 0.030%, 1/2/2014	2,159,972
550,000	[6,7]	United States Treasury Bill, 0.050%, 2/6/2014	549,957
300,000	[6,7]	United States Treasury Bill, 0.080%, 2/20/2014	299,965
1,115,000	[7]	United States Treasury Bill, 0.080%, 2/27/2014	1,114,825
950,000		United States Treasury Note, 1.875%, 6/30/2020	944,870
		TOTAL U.S. TREASURY (IDENTIFIED COST $11,903,365)	11,880,122
		INVESTMENT COMPANIES—43.4%[8]
992,899		Emerging Markets Fixed Income Core Fund	32,960,683
564,524		Federated InterContinental Fund, Institutional Shares	31,054,488
99,036,040	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	99,036,040
535,127		Federated Project and Trade Finance Core Fund	5,212,136
1,602,610		High Yield Bond Portfolio	10,705,432
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $173,683,341)	178,968,779
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $363,801,099)[10]	406,638,348
		OTHER ASSETS AND LIABILITIES - NET—1.3%[11]	5,286,510
		TOTAL NET ASSETS—100%	$411,924,858
At November 30, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1FTSE 100 Index Short Futures	130	$8,646,300	December 2013	$(189,648)
1FTSE/MIB Index Short Futures	3	$285,555	December 2013	$1,195
1IBEX 35 Index Short Futures	7	$687,736	December 2013	$(10,370)
1KOSPI2 Index Short Futures	36	$4,862,700,000	December 2013	$(83,985)
1MEX Bolsa Index Short Futures	180	$76,374,000	December 2013	$(177,664)
1MSCI Singapore IX ETS Short Futures	232	$17,084,480	December 2013	$(67,702)
1OMXS 30 Index Short Futures	322	$42,206,150	December 2013	$(128,190)
1SPI 200 Short Futures	5	$666,125	December 2013	$9,959
[1]United States Treasury Bonds Short Futures	14	$1,830,500	March 2014	$(3,313)
[1]United States Treasury Bonds Ultra Short Futures	7	$973,875	March 2014	$(5,320)
Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Notes 2-Year Short Futures	55	$12,116,328	March 2014	$(5,280)
[1]Amsterdam Index Long Futures	197	$15,633,920	December 2013	$156,265
1BIST 30 Long Futures	327	$3,038,648	December 2013	$(79,138)
1CAC40 10 Euro Long Futures	57	$2,443,020	December 2013	$28,150
1DAX Index Long Futures	48	$11,293,200	December 2013	$1,203,888
[1]Hang Seng Index Long Futures	34	$40,665,700	December 2013	$44,119
1MSCI Taiwan Index Long Futures	272	$8,062,080	December 2013	$232,560
[1]Mini MSCI EAFE Long Futures	46	$4,308,360	December 2013	$(34,125)
[1]Mini MSCI Emerging Market Long Futures	384	$19,466,880	December 2013	$117,652
[1]Russell 2000 Mini Long Futures	72	$8,220,240	December 2013	$559,106
1S&P 500 Long Futures	91	$41,043,275	December 2013	$2,109,904
1S&P MidCap 400 E-Mini Long Futures	33	$4,300,230	December 2013	$111,050
1S&P/TSX 60 Index Long Futures	38	$5,861,120	December 2013	$218,882
1SGX CNX Nifty Long Futures	25	$311,400	December 2013	$2,700
[1]Swiss Market Index Long Futures	12	$993,240	December 2013	$(3,637)
[1]Topix Index Long Futures	85	$1,073,125,000	December 2013	$552,321
[1]United States Treasury Notes 5-Year Long Futures	145	$17,533,672	March 2014	$6,471
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,565,850
At November 30, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/3/2013	2,650,000 Mexican Peso	$199,849	$2,348
12/5/2013	461,538 Australian Dollar	453,402 Canadian Dollar	$(6,429)
12/5/2013	1,076,923 Australian Dollar	1,069,385 Canadian Dollar	$ (25,780)
12/5/2013	698,176 Canadian Dollar	800,000 New Zealand Dollar	$6,556
12/5/2013	1,700,000 Euro	233,314,800 Japanese Yen	$31,499
12/5/2013	1,100,000 Euro	1,781,120 New Zealand Dollar	$45,520
12/5/2013	1,114,286 Euro	9,940,654 Swedish Krona	$ (2,435)
12/5/2013	107,524,300 Japanese Yen	1,300,000 New Zealand Dollar	$ (7,664)
12/5/2013	108,711,200 Japanese Yen	1,300,000 New Zealand Dollar	$3,925
12/5/2013	73,500,000 Japanese Yen	$748,168	$ (30,557)
12/5/2013	73,500,000 Japanese Yen	$743,626	$ (26,015)
12/5/2013	8,760,400 Swedish Krona	$1,309,986	$26,187
12/24/2013	87,000 Euro	$115,982	$2,206
Annual Shareholder Report

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
12/24/2013	183,000 Euro	$244,567	$4,036
12/24/2013	810,000 Euro	$1,095,747	$4,627
12/24/2013	1,290,000 Euro	$1,725,233	$27,214
1/17/2014	850,000 Euro	118,575,000 Japanese Yen	$ (3,344)
1/30/2014	33,780,750 Japanese Yen	4,380,000 Mexican Peso	$ (2,824)
1/30/2014	82,035,720 Japanese Yen	5,400,000 Swedish Krona	$ (21,426)
Contracts Sold:
12/3/2013	2,650,000 Mexican Peso	$197,121	$ (5,076)
12/5/2013	1,538,462 Australian Dollar	1,521,462 Canadian Dollar	$30,962
12/5/2013	698,928 Canadian Dollar	800,000 New Zealand Dollar	$ (7,264)
12/5/2013	1,700,000 Euro	233,510,300 Japanese Yen	$ (29,590)
12/5/2013	550,000 Euro	893,217 New Zealand Dollar	$ (20,599)
12/5/2013	550,000 Euro	896,143 New Zealand Dollar	$ (18,219)
12/5/2013	1,114,286 Euro	9,953,134 Swedish Krona	$4,339
12/5/2013	46,308,043 Japanese Yen	557,143 New Zealand Dollar	$1,076
12/5/2013	61,960,228 Japanese Yen	742,857 New Zealand Dollar	$ (676)
12/5/2013	107,485,300 Japanese Yen	1,300,000 New Zealand Dollar	$8,044
12/5/2013	147,000,000 Japanese Yen	$1,504,745	$69,523
12/5/2013	4,379,085 Swedish Krona	$657,118	$ (10,798)
12/5/2013	4,381,315 Swedish Krona	$657,560	$ (10,696)
12/24/2013	150,000 Euro	$201,533	$ (2,240)
12/24/2013	2,220,000 Euro	$2,967,230	$ (48,610)
1/17/2014	850,000 Euro	117,869,500 Japanese Yen	$ (3,547)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$ (15,727)
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these restricted securities amounted to $2,477,059, which represented 0.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2013, these liquid restricted securities amounted to $1,635,131, which represented 0.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Issuer in default.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	Discount rate at time of purchase.
8	Affiliated holdings.
9	7-day net yield.
10	The cost of investments for federal tax purposes amounts to $363,470,386.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 – Quoted Prices and Investments in Certain Investment Companies	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$111,434,787	$—	$—	$111,434,787
International	79,368,078	—	—	79,368,078
Debt Securities:
Commercial Mortgage-Backed Security	—	367,776	—	367,776
Collateralized Mortgage Obligations	—	52,995[1]	—	52,995
Corporate Bonds	—	7,491,835	146,467	7,638,302
Foreign Governments/Agencies	—	16,439,378	—	16,439,378
Mortgage-Backed Securities	—	389,351	—	389,351
Municipal	—	98,780	—	98,780
U.S. Treasury	—	11,880,122	—	11,880,122
Investment Companies[2]	173,756,643	5,212,136	—	178,968,779
TOTAL SECURITIES	$364,559,508	$41,932,373	$146,467	$406,638,348
OTHER FINANCIAL INSTRUMENTS[3]	$4,565,850	$(15,727)	$—	$4,550,123
1	Includes $995 of a collateralized mortgage obligations security transferred from Level 3 to Level 2 because observable market data was obtained for this security. Transfer shown represents the value of the security at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
3	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.68	$16.98	$16.87	$15.65	$13.11
Income From Investment Operations:
Net investment income	0.17[1]	0.18[1]	0.20[1]	0.19[1]	0.29
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	3.07	1.74	0.08	1.05	2.52
TOTAL FROM INVESTMENT OPERATIONS	3.24	1.92	0.28	1.24	2.81
Less Distributions:
Distributions from net investment income	(0.16)	(0.22)	(0.17)	(0.02)	(0.27)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.45)	(0.22)	(0.17)	(0.02)	(0.27)
Net Asset Value, End of Period	$21.47	$18.68	$16.98	$16.87	$15.65
Total Return[2]	17.73%	11.38%	1.62%	7.91%	21.84%
Ratios to Average Net Assets:
Net expenses	1.17%	1.22%	1.25%[3]	1.25%[3]	1.25%[3]
Net investment income	0.88%	1.01%	1.14%	1.20%	2.00%
Expense waiver/reimbursement[4]	0.10%	0.07%	0.10%	0.21%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$193,678	$185,414	$178,971	$135,002	$149,696
Portfolio turnover	106%	85%	215%	184%	254%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.25%, 1.24% and 1.24% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.46	$16.78	$16.69	$15.61	$13.09
Income From Investment Operations:
Net investment income	0.01[1]	0.03[1]	0.06[1]	0.07[1]	0.15
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	3.04	1.72	0.08	1.03	2.55
TOTAL FROM INVESTMENT OPERATIONS	3.05	1.75	0.14	1.10	2.70
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.05)	(0.02)	(0.18)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.34)	(0.07)	(0.05)	(0.02)	(0.18)
Net Asset Value, End of Period	$21.17	$18.46	$16.78	$16.69	$15.61
Total Return[2]	16.82%	10.39%	0.80%	7.03%	20.86%
Ratios to Average Net Assets:
Net expenses	1.99%	2.05%	2.05%[3]	2.05%[3]	2.05%[3]
Net investment income	0.06%	0.19%	0.33%	0.42%	1.23%
Expense waiver/reimbursement[4]	0.10%	0.07%	0.12%	0.21%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,675	$28,853	$30,424	$14,541	$20,151
Portfolio turnover	106%	85%	215%	184%	254%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.04% and 2.04% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.40	$16.72	$16.62	$15.55	$13.04
Income From Investment Operations:
Net investment income	0.02[1]	0.04[1]	0.06[1]	0.06[1]	0.18
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	3.03	1.71	0.09	1.03	2.51
TOTAL FROM INVESTMENT OPERATIONS	3.05	1.75	0.15	1.09	2.69
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.05)	(0.02)	(0.18)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.34)	(0.07)	(0.05)	(0.02)	(0.18)
Net Asset Value, End of Period	$21.11	$18.40	$16.72	$16.62	$15.55
Total Return[2]	16.89%	10.51%	0.90%	6.99%	20.86%
Ratios to Average Net Assets:
Net expenses	1.95%	1.98%	2.02%[3]	2.05%[3]	2.05%[3]
Net investment income	0.10%	0.24%	0.36%	0.40%	1.18%
Expense waiver/reimbursement[4]	0.10%	0.07%	0.10%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,450	$60,315	$52,187	$36,415	$28,278
Portfolio turnover	106%	85%	215%	184%	254%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.04% and 2.04% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.62	$16.92	$16.81	$15.68	$13.13
Income From Investment Operations:
Net investment income	0.09[1]	0.11[1]	0.12[1]	0.11[1]	0.261
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	3.07	1.73	0.09	1.04	2.50
TOTAL FROM INVESTMENT OPERATIONS	3.16	1.84	0.21	1.15	2.76
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.10)	(0.02)	(0.21)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.38)	(0.14)	(0.10)	(0.02)	(0.21)
Net Asset Value, End of Period	$21.40	$18.62	$16.92	$16.81	$15.68
Total Return[2]	17.29%	10.90%	1.23%	7.32%	21.30%
Ratios to Average Net Assets:
Net expenses	1.57%	1.65%	1.68%[3]	1.74%[3]	1.75%[3]
Net investment income	0.48%	0.58%	0.71%	0.71%	1.41%
Expense waiver/reimbursement[4]	0.10%	0.07%	0.10%	0.14%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,769	$62,627	$54,878	$53,749	$47,254
Portfolio turnover	106%	85%	215%	184%	254%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.68%, 1.73% and 1.74% for the years ended November 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,				Period Ended 11/30/2009[1]
	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$18.74	$17.04	$16.91	$15.65	$14.06
Income From Investment Operations:
Net investment income	0.23[2]	0.24[2]	0.24[2]	0.23[2]	0.13
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	3.08	1.74	0.10	1.05	1.56
TOTAL FROM INVESTMENT OPERATIONS	3.31	1.98	0.34	1.28	1.69
Less Distributions:
Distributions from net investment income	(0.22)	(0.28)	(0.21)	(0.02)	(0.10)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.29)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.51)	(0.28)	(0.21)	(0.02)	(0.10)
Net Asset Value, End of Period	$21.54	$18.74	$17.04	$16.91	$15.65
Total Return[3]	18.07%	11.69%	1.99%	8.16%	12.07%
Ratios to Average Net Assets:
Net expenses	0.89%	0.94%	0.95%[4]	1.00%[4]	1.00%[4,5]
Net investment income	1.16%	1.29%	1.40%	1.47%	1.91%[5]
Expense waiver/reimbursement[6]	0.10%	0.07%	0.10%	0.19%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,353	$35,929	$33,979	$12,421	$2,776
Portfolio turnover	106%	85%	215%	184%	254%[7]
1	Reflects operations for the period from June 12, 2009 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95%, 0.99% and 1.00% for the years ended November 30, 2011 and 2010 and for the period ended November 30, 2009, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2009.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2013
Assets:
Total investment in securities, at value including $178,968,779 of investment in affiliated holdings (Note 5) (identified cost $363,801,099)		$406,638,348
Cash denominated in foreign currencies (identified cost $177,924)		177,101
Restricted cash (Note 2)		548,822
Income receivable		775,717
Receivable for investments sold		5,471,000
Receivable for shares sold		180,863
Unrealized appreciation on foreign exchange contracts		268,062
Receivable for daily variation margin		175,680
TOTAL ASSETS		414,235,593
Liabilities:
Payable for investments purchased	$99,690
Payable for shares redeemed	404,417
Unrealized depreciation on foreign exchange contracts	283,789
Bank overdraft	1,076,840
Income distribution payable	16,549
Payable for custodian fees	30,707
Payable for transfer agent fee	159,725
Payable for Directors'/Trustees' fees (Note 5)	1,130
Payable for distribution services fee (Note 5)	90,191
Payable for shareholder services fee (Note 5)	60,345
Accrued expenses (Note 5)	87,352
TOTAL LIABILITIES		2,310,735
Net assets for 19,264,486 shares outstanding		$411,924,858
Net Assets Consist of:
Paid-in capital		$330,733,445
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities in foreign currency		47,427,844
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		33,754,828
Undistributed net investment income		8,741
TOTAL NET ASSETS		$411,924,858
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($193,678,375 ÷ 9,018,821 shares outstanding), no par value, unlimited shares authorized	$21.47
Offering price per share (100/94.50 of $21.47)	$22.72
Redemption proceeds per share	$21.47
Class B Shares:
Net asset value per share ($30,674,943 ÷ 1,448,904 shares outstanding), no par value, unlimited shares authorized	$21.17
Offering price per share	$21.17
Redemption proceeds per share (94.50/100 of $21.17)	$20.01
Class C Shares:
Net asset value per share ($71,449,576 ÷ 3,384,889 shares outstanding), no par value, unlimited shares authorized	$21.11
Offering price per share	$21.11
Redemption proceeds per share (99.00/100 of $21.11)	$20.90
Class R Shares:
Net asset value per share ($67,769,444 ÷ 3,167,475 shares outstanding), no par value, unlimited shares authorized	$21.40
Offering price per share	$21.40
Redemption proceeds per share	$21.40
Institutional Shares:
Net asset value per share ($48,352,520 ÷ 2,244,397 shares outstanding), no par value, unlimited shares authorized	$21.54
Offering price per share	$21.54
Redemption proceeds per share	$21.54
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2013
Investment Income:
Dividends (including $1,570,050 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $152,699)			$5,508,220
Interest			882,303
Investment income allocated from affiliated partnership (Note 5)			1,557,589
TOTAL INCOME			7,948,112
Expenses:
Investment adviser fee (Note 5)		$2,512,260
Administrative fee (Note 5)		302,177
Custodian fees		136,473
Transfer agent fee (Note 2)		774,808
Directors'/Trustees' fees (Note 5)		7,404
Auditing fees		30,000
Legal fees		9,720
Portfolio accounting fees		154,063
Distribution services fee (Note 5)		1,035,349
Shareholder services fee (Note 5)		691,497
Account administration fee (Note 2)		1,498
Share registration costs		81,228
Printing and postage		66,876
Insurance premiums (Note 5)		4,873
Miscellaneous (Note 5)		16,126
TOTAL EXPENSES		5,824,352
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(392,040)
Reimbursement of transfer agent fee (Note 2)	(903)
TOTAL REIMBURSEMENTS		(392,943)
Net expenses			5,431,409
Net investment income			2,516,703
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,117,132 on sales of investments in affiliated holdings) (Note 5)	34,118,327
Net realized gain on futures contracts	12,597,127
Net realized loss on allocation from affiliated partnership (Note 5)	(196,917)
Realized gain distribution from affiliated investment company shares (Note 5)	76,487
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	8,735,270
Net change in unrealized appreciation of futures contracts	4,862,406
Net change in unrealized appreciation of swap contracts	23,429
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	60,216,129
Change in net assets resulting from operations	$62,732,832
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,516,703	$2,896,786
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	46,595,024	14,072,865
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	13,621,105	21,452,432
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,732,832	38,422,083
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,549,599)	(2,271,341)
Class B Shares	(77,096)	(118,896)
Class C Shares	(175,283)	(221,782)
Class R Shares	(296,460)	(452,141)
Institutional Shares	(471,943)	(552,554)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	(2,815,132)	—
Class B Shares	(449,540)	—
Class C Shares	(950,283)	—
Class R Shares	(970,113)	—
Institutional Shares	(581,958)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,337,407)	(3,616,714)
Share Transactions:
Proceeds from sale of shares	69,869,133	70,454,395
Net asset value of shares issued to shareholders in payment of distributions declared	7,938,489	3,413,034
Cost of shares redeemed	(93,416,700)	(85,972,923)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,609,078)	(12,105,494)
Change in net assets	38,786,347	22,699,875
Net Assets:
Beginning of period	373,138,511	350,438,636
End of period (including undistributed net investment income of $8,741 and $228,605, respectively)	$411,924,858	$373,138,511
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2013
1. ORGANIZATION
Federated Global Allocation Fund (formerly Federated Asset Allocation Fund) (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and certain of the Adviser's affiliated companies to determine the fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer agent fees unique to those classes. For the year ended November 30, 2013, transfer agent fees and account administration fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$319,699	$(375)	$1,498
Class B Shares	69,055	(108)	—
Class C Shares	125,869	(345)	—
Class R Shares	205,277	—	—
Institutional Shares	54,908	(75)	—
TOTAL	$774,808	$(903)	$1,498
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.
Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
At November 30, 2013, the Fund had no outstanding swap contracts.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage yield curve exposure, duration and cash flows. Additionally, the Fund purchases and sells future contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,085,175,917 and $1,719,191,432, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $131,344 and $128,347, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the
Annual Shareholder Report

respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility and to produce income or hedge. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2013, the Fund had no outstanding written option contracts.
The average market value of purchased put and call option contracts held by the Fund throughout the period was $3,713. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance
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with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.00%, 1/28/2027	2/4/1998	$7,564	$750
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$841,178
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(7,442)*
Equity contracts	Receivable for daily variation margin	$4,573,292*
Foreign exchange contracts	Receivable for foreign exchange contracts	$268,062	Payable for foreign exchange contracts	$283,789
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$4,833,912		$283,789
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Option Contracts	Total
Interest rate contracts	$110,648	$—	$—	$110,648
Equity contracts	12,486,479	—	—	12,486,479
Foreign exchange contracts	—	52,227	(58,686)	(6,459)
TOTAL	$12,597,127	$52,227	$(58,686)	$12,590,668
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(26,191)	$—	$(26,191)
Equity contracts	4,888,597	—	4,888,597
Foreign exchange contracts	—	(15,727)	(15,727)
TOTAL	$4,862,406	$(15,727)	$4,846,679
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended November 30	2013		2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	846,888	$16,749,013	1,136,462	$20,462,220
Shares issued to shareholders in payment of distributions declared	219,394	4,094,005	118,002	2,105,970
Shares redeemed	(1,973,766)	(38,671,456)	(1,866,035)	(33,730,914)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(907,484)	$(17,828,438)	(611,571)	$(11,162,724)
Year Ended November 30	2013		2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	186,478	$3,643,775	210,800	$3,787,396
Shares issued to shareholders in payment of distributions declared	27,470	497,862	6,506	111,306
Shares redeemed	(327,759)	(6,353,673)	(467,190)	(8,337,452)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(113,811)	$(2,212,036)	(249,884)	$(4,438,750)
Year Ended November 30	2013		2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,035,747	$20,015,809	1,197,071	$21,322,578
Shares issued to shareholders in payment of distributions declared	59,376	1,073,382	12,287	209,812
Shares redeemed	(987,686)	(19,146,194)	(1,052,693)	(18,657,178)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	107,437	$1,942,997	156,665	$2,875,212
Annual Shareholder Report

Year Ended November 30	2013		2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	892,929	$17,412,343	1,198,863	$21,506,256
Shares issued to shareholders in payment of distributions declared	67,859	1,247,698	25,219	444,589
Shares redeemed	(1,157,528)	(22,690,199)	(1,103,495)	(19,888,412)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(196,740)	$(4,030,158)	120,587	$2,062,433
Year Ended November 30	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	605,015	$12,048,193	186,407	$3,375,945
Shares issued to shareholders in payment of distributions declared	54,277	1,025,542	30,148	541,357
Shares redeemed	(332,402)	(6,555,178)	(292,913)	(5,358,967)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	326,890	$6,518,557	(76,358)	$(1,441,665)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(783,708)	$(15,609,078)	(660,561)	$(12,105,494)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership income reclassifications, passive foreign investment company gains and losses, discount accretion/premium amortization on debt securities, litigation payments and short-term capital gain distribution reclassifications to ordinary income.
For the year ended November 30, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(4,295)	$(166,186)	$170,481
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2013 and 2012, was as follows:
	2013	2012
Ordinary income	$3,679,773	$3,616,714
Long-term capital gains	$4,657,634	$—
Annual Shareholder Report

As of November 30, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$16,453,273
Undistributed long-term capital gains	$28,765,115
Net unrealized appreciation	$43,898,617
Capital loss carryforwards	$(7,925,592)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for passive foreign investment company gains and losses, the deferral of losses on wash sales, partnership adjustments, defaulted bond interest and discount accretion/premium amortization on debt securities.
At November 30, 2013, the cost of investments for federal tax purposes was $363,470,386. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation of FCs to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments; and c) futures contracts was $43,167,962. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,262,527 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,094,565.
At November 30, 2013, the Fund had a capital loss carryforward of $7,925,592 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2015	$1,054,760	NA	$1,054,760
2016	$1,987,029	NA	$1,987,029
2017	$676,009	NA	$676,009
2018	$4,207,794	NA	$4,207,794
The Fund used capital loss carryforwards of $2,710,678 to offset capital gains realized during the year ended November 30, 2013.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2013, FIMCO earned a fee of $274,239.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year November 30, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$218,449
Class C Shares	492,649
Class R Shares	324,251
TOTAL	$1,035,349
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2013, FSC retained $121,075 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2013, FSC retained $14,891 in sales charges from the sale of Class A Shares. FSC also retained $1,114 of CDSC relating to redemptions of Class A Shares, $34,245 relating to redemptions of Class B Shares and $3,712 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $2,090 of Service Fees for the year ended November 30, 2013. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$456,500
Class B Shares	72,816
Class C Shares	162,181
TOTAL	$691,497
Annual Shareholder Report

For the year ended November 30, 2013, FSSC received $88,863 of fees paid by the Fund. For the year ended November 30, 2013, the Institutional Shares did not incur Service Fees; however, it may begin to incur this fee upon approval of the Directors.
Interfund Transactions
During the year ended November 30, 2013, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $42,117.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.14%, 1.95%, 1.89%, 1.57% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2013, the Adviser reimbursed $392,040. Transactions involving the affiliated holdings during the year ended November 30, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Inter-Continental Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	68,316	366,317	2,517,115	73,330,877
Purchases/Additions	1,102,814	359,045	12,581	223,634,686
Sales/Reductions	(178,231)	(160,838)	(2,529,696)	(197,929,523)
Balance of Shares Held 11/30/2013	992,899	564,524	—	99,036,040
Value	$32,960,683	$31,054,488	$—	$99,036,040
Dividend Income/Allocated Investment Income	$1,557,589	$367,895	$129,803	$71,967
Capital Gain Distributions/Allocated Net Realized Gain (Loss)	$(196,917)	$—	$—	$—
	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	610,715	1,315,938	78,209,278
Purchases/Additions	26,661	286,672	225,422,459
Sales/Reductions	(102,249)	—	(200,900,537)
Balance of Shares Held 11/30/2013	535,127	1,602,610	102,731,200
Value	$5,212,136	$10,705,432	$178,968,779
Dividend Income/Allocated Investment Income	$243,623	$756,762	$3,127,639
Capital Gain Distributions/Allocated Net Realized Gain (Loss)	$16,866	$59,621	$(120,430)
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2013, were as follows:
Purchases	$317,745,229
Sales	$323,071,264
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the year ended November 30, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2013, the amount of long-term capital gains designated by the Fund was $4,657,634.
For the year ended November 30, 2013, 59.2% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. The percentages were as follows:
Of the ordinary income distributions made by the Fund during the year ended November 30, 2013, 33.8% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED Global Allocation FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Global Allocation Fund (formerly, Federated Asset Allocation Fund) (the “Fund”), as of November 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2013 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Global Allocation Fund as of November 30, 2013 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,090.50	$6.29
Class B Shares	$1,000	$1,086.20	$10.56
Class C Shares	$1,000	$1,086.50	$10.36
Class R Shares	$1,000	$1,088.80	$8.38
Institutional Shares	$1,000	$1,091.70	$4.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$6.07
Class B Shares	$1,000	$1,014.94	$10.20
Class C Shares	$1,000	$1,015.14	$10.00
Class R Shares	$1,000	$1,017.05	$8.09
Institutional Shares	$1,000	$1,020.51	$4.61
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.20%
Class B Shares	2.02%
Class C Shares	1.98%
Class R Shares	1.60%
Institutional Shares	0.91%
Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Global Allocation Fund (the “Trust”) was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 19,318,497.669 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	9,227,620.711	80,618.046
Maureen Lally-Green	9,229,077.950	79,160.807
Thomas M. O'Neill	9,213,147.287	95,091.470
P. Jerome Richey	9,227,694.034	80,544.723
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
In Memoriam - John F. Cunningham, Independent Trustee
With deep sadness, Federated announces the passing of John F. Cunningham, who served as an independent member of the Board of the Federated Fund Family since 1999. Mr. Cunningham's savvy business acumen and incisive intellect made him a powerful force on the Federated Fund Board. He was an advocate for shareholders and a respected colleague within the Federated family. Mr. Cunningham enjoyed an outstanding career in technology, having served as President and in other Senior Executive positions with leading companies in the industry. Federated expresses gratitude to Mr. Cunningham for his fine contributions as a Board member, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: December 1956	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: November 1998	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 1998	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1969	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1976	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Philip Orlando Birth Date: June 22, 1958 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 Vice President Officer since: June 2012 Portfolio Manager since: August 2007	Principal Occupations: Philip Orlando has been the Fund's Portfolio Manager since August 2007 and is responsible for the asset allocation and equity security selection of the Fund. He is Vice President of the Trust with respect to the Fund. Mr. Orlando joined the Fund's Adviser in March 2003 as a Senior Vice President and Senior Portfolio Manager and currently serves as Chief Equity Market Strategist. From November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando has received the Chartered Financial Analyst designation and earned his B.A. in Journalism and M.B.A. with a concentration in Economics from New York University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Global Allocation Fund (the “Fund”)
(formerly, Federated Asset Allocation Fund)
    Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Annual Shareholder Report

viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
G01454-01 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $29,000

Fiscal year ended 2012 - $28,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $ and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013– 0%

Fiscal year ended 2012- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013– 0%

Fiscal year ended 2012– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013– 0%

Fiscal year ended 2012– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013- $9,308

Fiscal year ended 2012- $18,075

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 24, 2014